Financial expense, net	12 Months Ended
Dec. 31, 2021
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Financial expense, net

34	Financial expenses, net

	12.31.2021	12.31.2020	12.31.2019

Financial income:
Interest on cash and cash equivalents and financial investments	17.9	18.3	68.2
Interest on receivables	3.1	10.6	55.4
Residual value guarantee	52.0	3.7	—
Taxes over financial revenue	(2.2)	(3.9)	(7.0)
Phantom shares (LTI)	—	5.1	1.5
Others	4.0	(4.7)	(1.3)

Total financial income	74.8	29.1	116.8
Financial expenses:
Interest on loans and financing	(240.7)	(214.9)	(201.6)
IOF -(tax on financial transactions)	(0.9)	(9.1)	(1.6)
Interest on taxes, social charges and contributions	(3.2)	(4.9)	(6.7)
Residual value guarantee	—	—	(14.7)
Financial restructuring costs	(2.4)	—	—
Phantom shares (LTI)	(17.7)	—	—
Others	(9.3)	(16.1)	(14.7)

Total financial expenses	(274.2)	(245.0)	(239.3)

Derivative financial instruments	—	(16.8)	6.4

Financial expenses, net	(199.4)	(232.7)	(116.1)